Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

With the exception of the annual automatic grant pursuant to the Company’s Non-Employee Director Compensation Plan of nonqualified stock options to purchase up to 800 shares to our non-employee directors, we did not grant stock options or similar awards as part of our equity compensation program during the fiscal year ended 2024. If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates, but some option grants may be granted close in time to the extent those options are being granted upon hiring of new executive officers and in connection with annual grants being made as part of our director compensation policy upon appointment of a new director and on an annual basis at each annual meeting. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.

Award Timing Method	we did not grant stock options or similar awards as part of our equity compensation program during the fiscal year ended 2024. If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates, but some option grants may be granted close in time to the extent those options are being granted upon hiring of new executive officers and in connection with annual grants being made as part of our director compensation policy upon appointment of a new director and on an annual basis at each annual meeting.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates
MNPI Disclosure Timed for Compensation Value	false